FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The Company’s financial assets and liabilities that are measured at fair value on a recurring basis are summarized as follows:

	As of December 31, 2021
	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
Assets
Cash	$8,983	$—	$—	$8,983
Money market funds	115,799	—	—	115,799
Total cash and cash equivalents	124,782	—	—	124,782
Available-for-sale securities	—	261,851	—	261,851
Trading securities (convertible promissory notes)	—	—	4,300	4,300
Total assets	$124,782	$261,851	$4,300	$390,933

Liabilities
Warrant liability	—	9,787	—	9,787
Total liabilities	$—	$9,787	$—	$9,787

	As of December 31, 2020
	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
Assets
Cash	$1,244	$—	$—	$1,244
Money market funds	59,285	—	—	59,285
Total assets	$60,529	$—	$—	$60,529

Liabilities
Derivative liabilities	—	—	13,390	13,390
Total liabilities	$—	$—	$13,390	$13,390

Fair Value Measurement Inputs and Valuation Techniques
The following table provides quantitative information regarding Level 3 fair value measurement inputs at their measurement dates:

December 31, 2021
Volatility	75.0%
Risk free rate	U.S. Constant Maturity Treasury Yields
Term	0.75 years
Key inputs to calculate the fair value of the warrants outstanding as of December 31, 2020 using the Black-Scholes pricing model were as follows:

December 31, 2020
Expected term	10-12 years
Volatility	55.0 – 61.0%
Risk-free interest rate	0.68 – 0.93%
Dividend yield	0%

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table provides quantitative information regarding the significant unobservable inputs used by the Company related to the derivative liabilities:

December 31, 2020
Term in years	0.3 to 1.3
Calibrated risk premium	11.68%
Option adjusted spread	8.03%
Risk free rate	0.12% - 0.19%

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following tables represent the activity of the Level 3 instruments:

	Convertible Notes	Warrants	Total
Derivative liabilities - December 31, 2019	$12,234	$138	$12,372
Change in fair value(1)	287	576	863
Modification(2)	155	—	155
Derivative liabilities - December 31, 2020	12,676	714	13,390
Change in fair value(1)	11,158	1,430	$12,588
Extinguishment of derivatives	(23,834)	(2,144)	(25,978)
Derivative liabilities - December 31, 2021	$—	$—	$—

Trading securities - January 1, 2021	$—
Purchases	4,250
Change in fair value(1)	50
Trading securities - December 31, 2021	$4,300
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(1)Recorded in other income (expense) within the Consolidated Statements of Operations and Comprehensive Loss.
(2)Recorded in loss on extinguishment of debt within the Consolidated Statements of Operations and Comprehensive Loss.